Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other receivables [abstract]
Summary of Accounts Receivable	Accounts receivable break down as follows:

(€ million)	June 30, 2023	December 31, 2022
Gross value	8,381	8,537
Allowances	(92)	(113)
Carrying amount	8,289	8,424

Summary of Gross Value of Overdue Receivables
The table below shows the ageing profile of overdue accounts receivable, based on gross value:

(€ million)	Overdue accounts gross value	Overdue by <1 month	Overdue by 1-3 months	Overdue by 3-6 months	Overdue by 6-12 months	Overdue by > 12 months
June 30, 2023	521	110	164	125	52	70
December 31, 2022	452	118	161	87	35	51